Nature of Operations and Items Impacting Basis of Presentation - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration	[1]		$ 0.0	$ 0.0	$ 880.5
Dividends	[2]		15.0	61.0	890.0
Cash dividends paid			15.0	1.9	379.4
Investments dividends paid				59.1	510.6
Goodwill impairment			0.0	0.0	17.3
Capital contribution from affiliated entity				54.3	54.3
Retained Earnings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dividends			15.0	61.0	$ 376.0	[2]
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		$ 884.4
Estimated gain on disposal before adjustment		604.1
Deferred gain on disposal		491.4	$ 16.1
Gain on disposal		604.1
Goodwill impairment				17.3
Pre-tax income on disposal				$ 14.0
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Parent Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		942.2
Estimated gain on disposal before adjustment		$ 656.5

[1]	Related to the sale of Assurant Employee Benefits segment mainly through reinsurance transactions. The capital contribution from the affiliated entity is related to the difference in contractual and allocated consideration attributable to that entity.
[2]	Dividends are required to be deducted from retained earnings and when depleted, deducted from additional paid-in capital.